Accrued Expenses	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses
Note 18 - Accrued Expenses

	As of December 31,
(In $ millions)	2021	2020
Accrued interest	15.3	11.8
Accrued goods and services received, not invoiced	7.7	6.2
Accrued payroll and bonus	6.2	2.4
Other accrued expenses (1)	31.7	31.3
Total	60.9	51.7

(1) Other accrued expenses includes holding costs, professional fees, management fees and other accrued expenses related to rig operations.